Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Statements
Condensed Consolidating Financial Statements

Note 22: Condensed Consolidating Financial Statements

As discussed above in Note 10, on November 14, 2011, DIRECTV provided a guarantee of all the outstanding senior notes of DIRECTV Holdings LLC and DIRECTV Financing Co., Inc, or the Co-issuers.

The following condensed consolidating financial statements of DIRECTV and subsidiaries have been prepared pursuant to rules regarding the preparation of consolidating financial statements of Regulation S-X. For the periods prior to November 14, 2011, the condensed consolidating financial statements have been prepared as if the guarantee had been in place during that period.

These condensed consolidating financial statements present the condensed consolidating statements of operations and condensed consolidating statements of cash flows for the years ended December 31, 2011, 2010 and 2009, and the condensed consolidating balance sheets as of December 31, 2011 and December 31, 2010.

The condensed consolidating financial statements are comprised of DIRECTV, or the Parent Guarantor, its indirect wholly-owned subsidiaries, DIRECTV Holdings together with DIRECTV Financing and each of DIRECTV Holdings’ material subsidiaries (other than DIRECTV Financing), or the Guarantor Subsidiaries, as well as other subsidiaries who are not guarantors of the senior notes, or the Non- Guarantor Subsidiaries, and the eliminations necessary to present DIRECTV’s financial statements on a consolidated basis. Prior to the completion of the Liberty Transaction on November 19, 2009, The DIRECTV Group, Inc. was the parent registrant and has been included as the Parent Guarantor in these condensed consolidating financial statements for periods prior to that date as if the guarantee had been in place at that time.  The Non-Guarantor Subsidiaries consist primarily of DIRECTV’s direct-to-home digital television services throughout Latin America which are held by DIRECTV Latin America Holdings, Inc. and its subsidiaries. Subsequent to the completion of the Liberty Transaction, the Non-Guarantor Subsidiaries also includes DIRECTV Sports Networks LLC and its subsidiaries which are comprised primarily of three regional sports television networks.

The accompanying condensed consolidating financial statements are presented based on the equity method of accounting for all periods presented. Under this method, investments in subsidiaries are recorded at cost and adjusted for the subsidiaries’ cumulative results of operations, capital contributions and distributions, and other changes in equity. Comprehensive income for the Parent Guarantor includes net income and other comprehensive income resulting from the amortization of amounts related to our defined benefit plans. Comprehensive income for the Non-Guarantor Subsidiaries includes net income and other comprehensive income resulting from foreign currency items and unrealized holding gains and losses on securities. Elimination entries include consolidating and eliminating entries for investments in subsidiaries, intercompany activity and balances, and income taxes.  We previously aggregated “Intercompany receivables” and “Investment in subsidiaries” as “Intercompany assets” in the condensed consolidating balance sheets. We have reclassified certain prior year intercompany amounts reported in the condensed consolidating balance sheets in order to conform to the current year presentation.

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2011

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Revenues	$—	$682	$21,872	$5,422	$(750)	$27,226
Operating costs and expenses
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other	—	—	9,799	1,916	(60)	11,655
Subscriber service expenses	—	—	1,435	476	—	1,911
Broadcast operations expenses	—	—	300	96	(7)	389
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs	—	—	2,794	596	—	3,390
Upgrade and retention costs	—	—	1,209	118	—	1,327
General and administrative expenses	11	—	1,729	519	(683)	1,576
Depreciation and amortization expense	—	—	1,587	762	—	2,349
Total operating costs and expenses	11	—	18,853	4,483	(750)	22,597
Operating profit (loss)	(11)	682	3,019	939	—	4,629
Equity in income of consolidated subsidiaries	2,622	1,947	—	—	(4,569)	—
Interest income	—	—	1	44	(11)	34
Interest expense	—	(692)	(4)	(78)	11	(763)
Other, net	(4)	(25)	60	53	—	84
Income before income taxes	2,607	1,912	3,076	958	(4,569)	3,984
Income tax benefit (expense)	2	13	(1,129)	(234)	—	(1,348)
Net income	2,609	1,925	1,947	724	(4,569)	2,636
Less: Net income attributable to noncontrolling interest	—	—	—	(27)	—	(27)
Net income attributable to DIRECTV	$2,609	$1,925	$1,947	$697	$(4,569)	$2,609

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2010

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Revenues	$—	$463	$20,268	$3,895	$(524)	$24,102
Operating costs and expenses
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other	—	—	8,699	1,428	(53)	10,074
Subscriber service expenses	—	—	1,340	341	—	1,681
Broadcast operations expenses	—	—	273	84	(7)	350
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs	—	—	2,631	374	—	3,005
Upgrade and retention costs	—	—	1,106	63	—	1,169
General and administrative expenses	24	—	1,466	419	(464)	1,445
Depreciation and amortization expense	—	—	1,926	556	—	2,482
Total operating costs and expenses	24	—	17,441	3,265	(524)	20,206
Operating profit (loss)	(24)	463	2,827	630	—	3,896
Equity in income of consolidated subsidiaries	2,219	1,835	—	—	(4,054)	—
Interest income	1	1	4	44	(11)	39
Interest expense	—	(480)	(8)	(80)	11	(557)
Liberty transaction and related gains	—	—	—	67	—	67
Other, net	(10)	(25)	20	84	—	69
Income before income taxes	2,186	1,794	2,843	745	(4,054)	3,514
Income tax benefit (expense)	12	14	(1,008)	(220)	—	(1,202)
Net income	2,198	1,808	1,835	525	(4,054)	2,312
Less: Net income attributable to noncontrolling interest	—	—	—	(114)	—	(114)
Net income attributable to DIRECTV	$2,198	$1,808	$1,835	$411	$(4,054)	$2,198

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2009

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Revenues	$—	$332	$18,671	$2,907	$(345)	$21,565
Operating costs and expenses
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other	—	—	8,027	1,043	(6)	9,064
Subscriber service expenses	—	—	1,268	257	—	1,525
Broadcast operations expenses	—	—	274	74	(7)	341
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs	—	—	2,478	295	—	2,773
Upgrade and retention costs	—	—	1,045	47	—	1,092
General and administrative expenses	69	—	1,226	494	(332)	1,457
Depreciation and amortization expense	2	—	2,275	363	—	2,640
Total operating costs and expenses	71	—	16,593	2,573	(345)	18,892
Operating profit (loss)	(71)	332	2,078	334	—	2,673
Equity in income of consolidated subsidiaries	1,162	1,029	—	—	(2,191)	—
Interest income	12	4	—	38	(13)	41
Interest expense	(2)	(335)	(13)	(86)	13	(423)
Liberty transaction and related charges	(384)	—	—	(107)	—	(491)
Other, net	(1)	(34)	17	52	—	34
Income before income taxes	716	996	2,082	231	(2,191)	1,834
Income tax benefit (expense)	226	16	(1,053)	(16)	—	(827)
Net income	942	1,012	1,029	215	(2,191)	1,007
Less: Net income attributable to noncontrolling interest	—	—	—	(65)	—	(65)
Net income attributable to DIRECTV	$942	$1,012	$1,029	$150	$(2,191)	$942

Condensed Consolidating Balance Sheet

As of December 31, 2011

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
ASSETS
Total current assets	$412	$533	$2,514	$1,397	$(615)	$4,241
Satellites, net	—	—	1,724	491	—	2,215
Property and equipment, net	—	—	3,084	2,139	—	5,223
Goodwill	—	1,828	1,349	920	—	4,097
Intangible assets, net	—	—	461	448	—	909
Intercompany receivables	3,746	4,011	11,582	3,442	(22,781)	—
Investment in subsidiaries	(5,510)	12,057	—	(7,607)	1,060	—
Other assets	74	64	256	1,425	(81)	1,738
Total assets	$(1,278)	$18,493	$20,970	$2,655	$(22,417)	$18,423
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Total current liabilities	$383	$204	$3,422	$1,349	$(615)	$4,743
Long-term debt	—	13,464	—	—	—	13,464
Deferred income taxes	—	—	1,321	531	(81)	1,771
Intercompany liabilities	895	11,582	4,011	6,293	(22,781)	—
Other liabilities and deferred credits	551	82	159	495	—	1,287
Redeemable noncontrolling interest	—	—	—	265	—	265
Stockholders’ equity (deficit)
Capital stock and additional paid-in capital	4,799	11	4,684	(561)	(4,134)	4,799
Retained earnings (accumulated deficit)	(7,750)	(6,850)	7,373	(5,703)	5,180	(7,750)
Accumulated other comprehensive loss	(156)	—	—	(14)	14	(156)
Total stockholders’ equity (deficit)	(3,107)	(6,839)	12,057	(6,278)	1,060	(3,107)
Total liabilities and stockholders’ equity (deficit)	$(1,278)	$18,493	$20,970	$2,655	$(22,417)	$18,423

Condensed Consolidating Balance Sheet

As of December 31, 2010

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
ASSETS
Total current assets	$606	$750	$2,161	$1,139	$(403)	$4,253
Satellites, net	—	—	1,794	441	—	2,235
Property and equipment, net	—	—	2,832	1,612	—	4,444
Goodwill	—	1,828	1,348	972	—	4,148
Intangible assets, net	—	—	495	579	—	1,074
Intercompany receivables	3,413	3,026	8,593	3,426	(18,458)	—
Investment in subsidiaries	(2,764)	10,061	—	(4,498)	(2,799)	—
Other assets	54	49	220	1,481	(49)	1,755
Total assets	$1,309	$15,714	$17,443	$5,152	$(21,709)	$17,909
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Total current liabilities	$206	$142	$3,231	$1,274	$(403)	$4,450
Long-term debt	—	10,472	—	—	—	10,472
Deferred income taxes	—	—	906	813	(49)	1,670
Intercompany liabilities	814	8,593	3,026	6,025	(18,458)	—
Other liabilities and deferred credits	483	71	219	514	—	1,287
Redeemable noncontrolling interest	—	—	—	224	—	224
Stockholders’ equity (deficit)
Capital stock and additional paid-in capital	5,563	7	4,579	4,684	(9,270)	5,563
Retained earnings (accumulated deficit)	(5,730)	(3,571)	5,482	(8,478)	6,567	(5,730)
Accumulated other comprehensive income (loss)	(27)	—	—	96	(96)	(27)
Total stockholders’ equity (deficit)	(194)	(3,564)	10,061	(3,698)	(2,799)	(194)
Total liabilities and stockholders’ equity (deficit)	$1,309	$15,714	$17,443	$5,152	$(21,709)	$17,909

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Cash flows from operating activities
Net cash provided by operating activities	$1,831	$1,835	$1,745	$1,537	$(1,763)	$5,185
Cash flows from investing activities
Cash paid for property and equipment	—	—	(1,595)	(1,329)	—	(2,924)
Cash paid for satellites	(1)	—	(141)	(104)	—	(246)
Investment in companies, net of cash acquired	—	—	(11)	—	—	(11)
Proceeds from sale of investments	—	—	55	61	—	116
Return of capital from subsidiary	3,487	—	—	—	(3,487)	—
Other, net	—	—	1	42	—	43
Net cash provided by (used in) investing activities	3,486	—	(1,691)	(1,330)	(3,487)	(3,022)
Cash flows from financing activities
Cash proceeds from debt issuance	—	3,990	—	—	—	3,990
Debt issuance costs	—	(30)	—	—	—	(30)
Repayment of long-term debt	—	(1,000)	—	—	—	(1,000)
Repayment of short-term borrowings	—	—	—	(39)	—	(39)
Repayment of other long-term obligations	—	—	(66)	(118)	—	(184)
Common shares repurchased and retired	(5,496)	—	—	—	—	(5,496)
Taxes paid in lieu of shares issued for share-based compensation	(5)	—	(29)	(24)	—	(58)
Excess tax benefit from share-based compensation	—	—	21	4	—	25
Intercompany payments (funding)	(134)	—	20	114	—	—
Cash dividend to Parent	—	(5,250)	—	—	5,250	—
Net cash used in financing activities	(5,635)	(2,290)	(54)	(63)	5,250	(2,792)
Net increase (decrease) in cash and cash equivalents	(318)	(455)	—	144	—	(629)
Cash and cash equivalents at beginning of the period	447	683	4	368	—	1,502
Cash and cash equivalents at the end of the period	$129	$228	$4	$512	$—	$873

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$3,952	$2,263	$1,678	$(607)	$(2,080)	$5,206
Cash flows from investing activities
Cash paid for property and equipment	—	—	(1,444)	(859)	—	(2,303)
Cash paid for satellites	—	—	(113)	—	—	(113)
Investment in companies, net of cash acquired	—	—	(1)	(616)	—	(617)
Proceeds from sale of investments	—	—	—	9	—	9
Return of capital from subsidiary	4,820	—	—	—	(4,820)	—
Other, net	—	—	3	(78)	—	(75)
Net cash provided by (used in) investing activities	4,820	—	(1,555)	(1,544)	(4,820)	(3,099)
Cash flows from financing activities
Cash proceeds from debt issuance	—	5,978	—	—	—	5,978
Debt issuance costs	—	(44)	—	—	—	(44)
Repayment of long-term debt	—	(2,323)	—	—	—	(2,323)
Proceeds from short-term borrowings	—	—	—	38	—	38
Repayment of collar loan and equity collars	—	—	—	(1,537)	—	(1,537)
Repayment of other long-term obligations	—	—	(99)	(28)	—	(127)
Common shares repurchased and retired	(5,111)	—	—	—	—	(5,111)
Stock options exercised	38	—	—	—	—	38
Taxes paid in lieu of shares issued for share-based compensation	(58)	—	(38)	(22)	—	(118)
Excess tax benefit from share-based compensation	—	—	9	2	—	11
Dividends paid to redeemable noncontrolling interest	—	—	—	(15)	—	(15)
Intercompany payments (funding)	(3,751)	—	2	3,749	—	—
Cash dividend to Parent	—	(6,900)	—	—	6,900	—
Net cash provided by (used in) financing activities	(8,882)	(3,289)	(126)	2,187	6,900	(3,210)
Net increase (decrease) in cash and cash equivalents	(110)	(1,026)	(3)	36	—	(1,103)
Cash and cash equivalents at beginning of the period	557	1,709	7	332	—	2,605
Cash and cash equivalents at the end of the period	$447	$683	$4	$368	$—	$1,502

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2009

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(564)	$2,108	$1,605	$2,406	$(1,124)	$4,431
Cash flows from investing activities
Cash paid for property and equipment	(1)	—	(1,426)	(585)	—	(2,012)
Cash paid for satellites	—	—	(59)	—	—	(59)
Cash paid for Liberty transaction, net of cash acquired	(153)	—	—	56	—	(97)
Investment in companies, net of cash acquired	(5)	—	(11)	(21)	—	(37)
Return of capital from subsidiary	1,376	—	—	—	(1,376)	—
Other, net	—	—	—	11	—	11
Net cash provided by (used in) investing activities	1,217	—	(1,496)	(539)	(1,376)	(2,194)
Cash flows from financing activities
Cash proceeds from debt issuance	—	1,990	—	—	—	1,990
Debt issuance costs	—	(14)	—	—	—	(14)
Repayment of long-term debt	—	(1,018)	—	—	—	(1,018)
Repayment of collar loan and equity collars	—	—	—	(751)	—	(751)
Repayment of other long-term obligations	—	—	(90)	(26)	—	(116)
Common shares repurchased and retired	(1,696)	—	—	—	—	(1,696)
Stock options exercised	35	—	—	—	—	35
Taxes paid in lieu of shares issued for share-based compensation	(35)	—	(24)	(13)	—	(72)
Excess tax benefit from share-based compensation	—	—	4	1	—	5
Intercompany payments (funding)	1,064	—	2	(1,066)	—	—
Cash dividend to Parent	—	(2,500)	—	—	2,500	—
Net cash used in financing activities	(632)	(1,542)	(108)	(1,855)	2,500	(1,637)
Net increase (decrease) in cash and cash equivalents	21	566	1	12	—	600
Cash and cash equivalents at beginning of the period	536	1,143	6	320	—	2,005
Cash and cash equivalents at the end of the period	$557	$1,709	$7	$332	$—	$2,605